SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 15,284,002	$ 991,286
Additional/(Reversal)	(1,777,415)	14,292,716	$ 294,778
Write-off	(8,456,086)
Balance at the end of the year	$ 5,050,501	$ 15,284,002	$ 991,286